Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Blue Chip Investor Fund Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Blue Chip Investor Fund
Account Value	$ 20,894	$ 20,894	$ 20,894	$ 17,879	$ 15,536	$ 18,300	$ 11,721	$ 13,627	$ 13,950	$ 12,742	$ 11,049	$ 10,360	$ 10,000
Average Annual Return, Percent	16.86%	8.92%	7.65%
Blue Chip Investor Fund Blue Chip Investor Fund Samp P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742	$ 10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%